Share Capital	12 Months Ended
Dec. 31, 2023
Share Capital, Reserves And Other Equity Interest [Abstract]
Share Capital	Share Capital
AUTHORIZED
Preferred shares issuable in a series.
Unlimited number of common shares without par value.

	2023		2022
ISSUED COMMON SHARES	Number of shares (thousands)	Amount	Number of shares (thousands)	Amount
Balance – beginning of year	1,102,636	$10,294	1,168,369	$10,168
Issued upon exercise of stock options	9,822	372	11,605	442
Previously recognized liability on stock options exercised for common shares	—	435	—	387
Purchase of common shares under Normal Course Issuer Bid	(40,050)	(389)	(77,338)	(703)
Balance – end of year	1,072,408	$10,712	1,102,636	$10,294
PREFERRED SHARES
Preferred shares are issuable in a series. If issued, the number of shares in each series, and the designation, rights, privileges, restrictions and conditions attached to the shares will be determined by the Board of Directors of the Company.
DIVIDENDS
The Company has paid regular quarterly dividends in each year since 2001. The dividend policy undergoes periodic review by the Board of Directors and is subject to change.
On February 28, 2024, the Board of Directors approved a 5% increase in the quarterly dividend to $1.05 per common share, beginning with the dividend payable on April 5, 2024.
On November 1, 2023, the Board of Directors approved an 11% increase in the quarterly dividend to $1.00 per common share. On March 1, 2023, the Board of Directors approved a 6% increase in the quarterly dividend to $0.90 per common share.
On November 2, 2022, the Board of Directors approved a 13% increase in the quarterly dividend to $0.85 per common share. On August 3, 2022, the Board of Directors approved a special dividend of $1.50 per common share. On March 2, 2022, the Board of Directors approved a 28% increase in the quarterly dividend to $0.75 per common share, from $0.5875 per common share.
NORMAL COURSE ISSUER BID
On March 8, 2023, the Company's application was approved for a Normal Course Issuer Bid ("NCIB") to purchase through the facilities of the Toronto Stock Exchange ("TSX"), alternative Canadian trading platforms, and the New York Stock Exchange ("NYSE"), up to 92,296,006 common shares, over a 12-month period commencing March 13, 2023 and ending March 12, 2024.
For the year ended December 31, 2023, the Company purchased 40,050,000 common shares at a weighted average price of $82.86 per common share for a total cost of $3,318 million. Retained earnings were reduced by $2,929 million, representing the excess of the purchase price of common shares over their average carrying value. Subsequent to December 31, 2023, up to and including February 27, 2024, the Company purchased 4,000,000 common shares at a weighted average price of $85.54 per common share for a total cost of $342 million.
On February 28, 2024, the Board of Directors approved a resolution authorizing the Company to file a Notice of Intention with the TSX to purchase, by way of Normal Course Issuer Bid, up to 10% of the public float (as determined in accordance with the rules of the TSX) of its issued and outstanding common shares. Subject to acceptance of the Notice of Intention by the TSX, the purchases would be made through facilities of the TSX, alternative Canadian trading platforms, and the NYSE.
SHARE SPLIT
On February 28, 2024, the Company's Board of Directors approved a resolution to subdivide the Company's common shares on a two for one basis, subject to shareholder approval and the Company having obtained all regulatory approvals, including TSX approval. The proposal will be voted on at the Company's Annual and Special Meeting of Shareholders to be held on May 2, 2024.
SHARE-BASED COMPENSATION – STOCK OPTIONS
The Company’s Option Plan provides for the granting of stock options to employees. Stock options granted under the Option Plan have terms ranging from five to six years to expiry and vest over a five-year period. The exercise price of each stock option granted is determined at the closing market price of the common shares on the TSX on the day prior to the grant. Each stock option granted provides the holder the choice to purchase one common share of the Company at the stated exercise price or receive a cash payment equal to the difference between the stated exercise price and the market price of the Company’s common shares on the date of surrender of the stock option.
The Option Plan is a "rolling 7%" plan, whereby the aggregate number of common shares that may be reserved for issuance under the plan shall not exceed 7% of the common shares outstanding from time to time.
The following table summarizes information relating to stock options outstanding at December 31, 2023 and 2022:

	2023		2022
	Stock options (thousands)	Weighted average exercise price	Stock options (thousands)	Weighted average exercise price
Outstanding – beginning of year	31,150	$42.37	38,327	$35.88
Granted	7,024	$80.17	7,547	$68.15
Exercised for common shares	(9,822)	$37.84	(11,605)	$38.06
Surrendered for cash settlement	(218)	$38.77	(441)	$38.43
Forfeited	(1,929)	$50.86	(2,678)	$41.43
Outstanding – end of year	26,205	$53.60	31,150	$42.37
Exercisable – end of year	3,672	$42.14	5,522	$37.60
The range of exercise prices of stock options outstanding and exercisable at December 31, 2023 was as follows:

			Stock options outstanding			Stock options exercisable
Range of exercise prices			Stock options outstanding (thousands)	Weighted average remaining term (years)	Weighted average exercise price	Stock options exercisable (thousands)	Weighted average exercise price
$20.76	–	$29.99	5,441	2.01	$27.42	969	$24.84
$30.00	–	$39.99	5,411	1.03	$36.67	1,227	$36.56
$40.00	–	$49.99	2,381	2.41	$40.52	630	$40.50
$50.00	–	$59.99	433	3.86	$54.24	30	$54.24
$60.00	–	$69.99	3,837	3.49	$64.90	301	$64.21
$70.00	–	$79.99	7,787	4.18	$78.48	515	$76.35
$80.00	–	$86.06	915	5.72	$84.12	—	$—
			26,205	2.87	$53.60	3,672	$42.14